ORGANIZATION AND DESCRIPTION OF BUSINESS	3 Months Ended	6 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS
1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Sanhe City LuckSky Electrical Engineering Limited (“Sanhe”, “the Company” or “we” or “our”), a corporation incorporated under the laws of the People’s Republic of China (“PRC”) on July 8, 2013 in Hebei province, PRC. We primarily engage in the sale of our proprietary compressed air energy storage power generation systems in conjunction with PV panel installations.

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Sanhe City LuckSky Electrical Engineering Limited (“Sanhe”, “the Company” or “we” or “our”), a corporation incorporated under the laws of the People’s Republic of China (“PRC”) on July 8, 2013 in Hebei province, PRC. We primarily engage in the sale of our proprietary compressed air energy storage power generation systems in conjunction with PV panel installations.